Convertible Preferred Shares and Shareholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Schedule of convertible preferred stock
As of September 30, 2025 and December 31, 2024, Convertible Preferred Shares consisted of the following (in thousands, except share amounts):

	September 30, 2025
	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Ordinary Shares Issuable Upon Conversion
Series A Preferred Shares	5,000,000	2,890	$4,000	$—	2,890,000

	December 31, 2024
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series Seed Preferred Stock	20,000,000	20,000,000	$4,000	$4,000	20,000,000

As of December 31, 2024, Convertible Preferred Stock consisted of the following (in thousands, except share amounts):

December 31, 2024
Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion

Series Seed Preferred Stock	20,000,000	20,000,000	$4,000	$4,000	20,000,000
	20,000,000	20,000,000	$4,000	$4,000	20,000,000